INTANGIBLE ASSETS - Schedule of Intangible Assets by Geography (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 18,762	$ 14,242	$ 6,073
United States
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,986	73
United Kingdom
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,860	1,489
United Kingdom
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,051	364
Australia
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,873	2,078
India
Disclosure of detailed information about intangible assets [line items]
Intangible assets	843	130
Chile
Disclosure of detailed information about intangible assets [line items]
Intangible assets	928	1,100
Peru
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,118	1,144
Brazil
Disclosure of detailed information about intangible assets [line items]
Intangible assets	6,270	7,537
Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 833	$ 327